Variable interest entities - Narrative (Details) - Variable interest entity, primary beneficiary - AerFunding $ in Billions	6 Months Ended
Jun. 30, 2024 USD ($)
Variable Interest Entity [Line Items]
Ownership (in percentage)	5.00%
Subordinated notes, ownership, percentage	100.00%
Long-term line of credit	$ 0.9
Senior notes	$ 2.2